Restatement from US GAAP to IFRS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net loss	$ (4,381)	$ (12,354)	$ (17,590)
Items not affecting cash
Depreciation of property, plant and equipment	2,639	3,028	7,346
Depreciation of mineral properties	477	3,456	3,069
Amortization of mining rights	100	100	100
Net impairment of assets	0	0	2,260
Share based payment expense	382	127	190
Asset retirement obligation		0	0
Provisions	(677)	2,419	0
Impairment of mineral properties	0	1,996	0
Write-down of inventory	0	2,368	15,147
Accretion expense	13	35	0
Restatement for hyperinflation	0	0	(17,047)
Deferred tax expense/(benefit)	2,069	(115)	(2,569)
Total adjustments before working capital	622	1,060	(9,094)
Net change in non-cash working capital items
(Increase)/decrease in receivables	(255)	3,864	3,840
(Increase)/decrease in deferred tax assets	0	1,793	438
(Increase)/decrease in inventory	239	1,246	1,045
(Increase)/decrease in other financial assets	310	28	0
Increase/(decrease) in accounts payable and accrued liabilities	(1,505)	(3,124)	378
Increase/(decrease) in accounts payable and accrued liabilities with related parties	156	301	0
Increase/(decrease) in interest payable	0	(9)	0
Increase/(decrease) in provision	1	(24)	(216)
Increase/(decrease) in other long-term payables		0	0
Increase/(decrease) in transaction taxes payable	(103)	(126)	(329)
Total working capital adjustments	(1,157)	3,949	5,156
Net cash provided by/(used in) operating activities	(535)	5,009	(3,938)
Cash flows from investing activities
Purchase of property, plant and equipment	(976)	(777)	(4,310)
Purchase of mineral property	(942)	(2,926)	(1,243)
Purchase of mining rights	0	0	(14,612)
Proceeds from disposal of property, plant and equipment	417	189	7,500
Net cash used in investing activities	(1,501)	(3,514)	(12,665)
Cash flow from financing activities
Bank indebtedness (repayment)	(5,353)	2,608	7,878
Proceeds from loans with related parties	6,646	8,515	0
Proceeds from loans	0	0	29,938
Repayment of loans	(174)	(10,530)	(38,468)
Net cash provided by/(used in) financing activities	1,102	593	(652)
Net increase (decrease) in cash	(934)	2,088	(17,255)
Effect of foreign exchange on cash	1,068	(2,057)	16,625
Cash - beginning of year	685	654	1,284
Cash - end of year	819	685	654
Taxes paid	(103)	(126)	(329)
Interest paid	(342)	(416)	(1,333)
Supplemental non-cash information
Change in value of investments	8	(28)	(13)
As Reported US GAAP
Cash flow from operating activities
Net loss		(9,675)	(7,846)
Items not affecting cash
Depreciation of property, plant and equipment		1,844	4,512
Depreciation of mineral properties		0	0
Amortization of mining rights		100	100
Net impairment of assets		1,996	690
Share based payment expense		127	190
Asset retirement obligation		1,342	(712)
Provisions		0	0
Impairment of mineral properties		0	0
Write-down of inventory		2,368	8,881
Accretion expense		179	578
Restatement for hyperinflation		0	0
Deferred tax expense/(benefit)		298	(2,440)
Total adjustments before working capital		(1,421)	3,953
Net change in non-cash working capital items
(Increase)/decrease in receivables		3,863	3,841
(Increase)/decrease in deferred tax assets		1,787	1,548
(Increase)/decrease in inventory		1,477	6,932
(Increase)/decrease in other financial assets		32
Increase/(decrease) in accounts payable and accrued liabilities		(3,116)	(4,094)
Increase/(decrease) in accounts payable and accrued liabilities with related parties		301	(82)
Increase/(decrease) in interest payable		0	0
Increase/(decrease) in provision		0	0
Increase/(decrease) in other long-term payables		(23)	0
Increase/(decrease) in transaction taxes payable		(126)	(329)
Total working capital adjustments		4,195	7,816
Net cash provided by/(used in) operating activities		2,774	11,769
Cash flows from investing activities
Purchase of property, plant and equipment		(777)	(4,063)
Purchase of mineral property		(216)	(698)
Purchase of mining rights		0	(14,612)
Proceeds from disposal of property, plant and equipment		113	7,515
Net cash used in investing activities		(880)	(11,858)
Cash flow from financing activities
Bank indebtedness (repayment)		2,608	7,877
Proceeds from loans with related parties		8,515	0
Proceeds from loans		0	6,278
Repayment of loans		(10,530)	(18,625)
Net cash provided by/(used in) financing activities		593	(4,470)
Net increase (decrease) in cash		2,487	(4,559)
Effect of foreign exchange on cash		(2,462)	3,934
Cash - beginning of year	685	660	1,285
Cash - end of year		685	660
Taxes paid		(126)	(329)
Interest paid		(416)	(634)
Supplemental non-cash information
Change in value of investments		(28)	(13)
Adjustment
Cash flow from operating activities
Net loss		(2,679)	(9,744)
Items not affecting cash
Depreciation of property, plant and equipment		1,184	2,834
Depreciation of mineral properties		3,456	3,069
Amortization of mining rights		0	0
Net impairment of assets		(1,996)	1,570
Share based payment expense		0	0
Asset retirement obligation		(1,342)	712
Provisions		2,419	0
Impairment of mineral properties		1,996	0
Write-down of inventory		0	6,266
Accretion expense		(144)	(578)
Restatement for hyperinflation		0	(17,047)
Deferred tax expense/(benefit)		(413)	(129)
Total adjustments before working capital		2,481	(13,047)
Net change in non-cash working capital items
(Increase)/decrease in receivables		1	(1)
(Increase)/decrease in deferred tax assets		6	(1,110)
(Increase)/decrease in inventory		(231)	(5,887)
(Increase)/decrease in other financial assets		(4)
Increase/(decrease) in accounts payable and accrued liabilities		(8)	4,472
Increase/(decrease) in accounts payable and accrued liabilities with related parties		0	82
Increase/(decrease) in interest payable		(9)	0
Increase/(decrease) in provision		(24)	(216)
Increase/(decrease) in other long-term payables		23	0
Increase/(decrease) in transaction taxes payable		0	0
Total working capital adjustments		(246)	(2,660)
Net cash provided by/(used in) operating activities		2,235	(15,707)
Cash flows from investing activities
Purchase of property, plant and equipment		0	(247)
Purchase of mineral property		(2,710)	(545)
Purchase of mining rights		0	0
Proceeds from disposal of property, plant and equipment		76	(15)
Net cash used in investing activities		(2,634)	(807)
Cash flow from financing activities
Bank indebtedness (repayment)		0	1
Proceeds from loans with related parties		0	0
Proceeds from loans		0	23,660
Repayment of loans		0	(19,843)
Net cash provided by/(used in) financing activities		0	3,818
Net increase (decrease) in cash		(399)	(12,696)
Effect of foreign exchange on cash		405	12,691
Cash - beginning of year	$ 0	(6)	(1)
Cash - end of year		0	(6)
Taxes paid		0	0
Interest paid		0	(699)
Supplemental non-cash information
Change in value of investments		$ 0	$ 0